UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2011

Item 1 – Schedule of Investments.

Liberty All-Star Growth Fund, Inc.

Schedule of Investments

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.91%)
CONSUMER DISCRETIONARY (11.92%)
Automobiles (0.47%)
Thor Industries, Inc.	20,370	$679,747

Distributors (1.26%)
LKQ Corp.(a)	76,135	1,834,853

Diversified Consumer Services (1.56%)
Capella Education Co.(a)	17,246	858,678
Global Education & Technology Group Ltd.(a)(b)	55,044	337,420
Strayer Education, Inc.(a)	6,400	835,136
Xueda Education Group(a)(b)	26,234	250,797

		2,282,031

Hotels, Restaurants & Leisure (1.11%)
BJ’s Restaurants, Inc.(a)	20,711	814,564
Ctrip.com International Ltd.(a)(b)	19,466	807,644

		1,622,208

Household Durables (0.63%)
Harman International Industries, Inc.	19,704	922,541

Internet & Catalog Retail (2.47%)
Amazon.com, Inc.(a)	9,140	1,646,388
E-Commerce China Dangdang, Inc.(a)(b)	28,873	595,650
priceline.com, Inc.(a)	2,700	1,367,388

		3,609,426

Specialty Retail (2.69%)
CarMax, Inc.(a)	29,200	937,320
Monro Muffler Brake, Inc.	10,702	352,952
Rue21, Inc.(a)	66,232	1,907,482
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	15,340	738,314

		3,936,068

Textiles, Apparel & Luxury Goods (1.73%)
Fossil, Inc.(a)	8,900	833,485
Gildan Activewear, Inc.	23,400	766,818
Under Armour, Inc., Class A(a)	13,510	919,356

		2,519,659

CONSUMER STAPLES (3.17%)
Food & Staples Retailing (1.17%)
Costco Wholesale Corp.	12,500	916,500
CVS Caremark Corp.	23,100	792,792

		1,709,292

Food Products (2.00%)
Green Mountain Coffee Roasters, Inc.(a)	28,100	1,815,541
Mead Johnson Nutrition Co.	19,100	1,106,463

		2,922,004

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
ENERGY (10.21%)
Energy Equipment & Services (7.36%)
CARBO Ceramics, Inc.	6,000	$846,720
Core Laboratories N.V.(a)	23,757	2,427,253
Dril-Quip, Inc.(a)	11,114	878,339
FMC Technologies, Inc.(a)	25,000	2,362,000
Oceaneering International, Inc.(a)	26,800	2,397,260
Schlumberger Ltd.	19,795	1,846,082

		10,757,654

Oil, Gas & Consumable Fuels (2.85%)
Brigham Exploration Co.(a)	29,800	1,107,964
Occidental Petroleum Corp.(a)	15,600	1,630,044
Plains Exploration & Production Co.(a)	17,800	644,894
Ultra Petroleum Corp.(a)	15,700	773,225

		4,156,127

FINANCIALS (11.01%)
Capital Markets (4.05%)
Affiliated Managers Group, Inc.(a)	13,383	1,463,699
The Charles Schwab Corp.	49,100	885,273
Duff & Phelps Corp., Class A	25,383	405,620
FXCM, Inc., Class A	15,186	197,874
Janus Capital Group, Inc.	76,400	952,708
SEI Investments Co.	40,100	957,588
T. Rowe Price Group, Inc.(a)	15,800	1,049,436

		5,912,198

Commercial Banks (1.18%)
Signature Bank(a)	30,509	1,720,707

Consumer Finance (0.51%)
Green Dot Corp., Class A(a)	17,300	742,343

Diversified Financial Services (2.34%)
MSCI, Inc., Class A(a)	47,024	1,731,424
Portfolio Recovery Associates, Inc.(a)	19,856	1,690,341

		3,421,765

Insurance (2.00%)
ACE Ltd.(a)	31,600	2,044,520
Greenlight Capital Re Ltd., Class A(a)	31,311	883,283

		2,927,803

Real Estate Management & Development (0.93%)
China Real Estate Information Corp.(a)(b)	32,941	257,269
FirstService Corp.(a)	29,097	1,106,559

		1,363,828

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
HEALTH CARE (14.33%)
Biotechnology (3.01%)
BioMarin Pharmaceutical, Inc.(a)	58,305	$1,465,205
Dendreon Corp.(a)	25,100	939,493
Human Genome Sciences, Inc.(a)	27,488	754,545
Ironwood Pharmaceuticals, Inc.(a)	20,000	280,000
Vertex Pharmaceuticals, Inc.(a)	19,900	953,807

		4,393,050

Health Care Equipment & Supplies (4.34%)
Accuray, Inc.(a)	54,634	493,345
Intuitive Surgical, Inc.(a)	7,300	2,434,258
Masimo Corp.	26,750	885,425
ResMed, Inc.(a)	10,467	314,010
Varian Medical Systems, Inc.(a)	22,600	1,528,664
Volcano Corp.(a)	26,700	683,520

		6,339,222

Health Care Providers & Services (2.06%)
IPC The Hospitalist Co., Inc.(a)	12,017	545,692
Lincare Holdings, Inc.	25,565	758,258
PSS World Medical, Inc.(a)	34,110	926,086
VCA Antech, Inc.(a)	31,121	783,627

		3,013,663

Health Care Technology (1.82%)
athenahealth, Inc.(a)	22,583	1,019,171
Cerner Corp.(a)	14,700	1,634,640

		2,653,811

Life Sciences Tools & Services (0.84%)
Life Technologies Corp.(a)	23,500	1,231,870

Pharmaceuticals (2.26%)
Allergan, Inc.	18,000	1,278,360
Mylan, Inc.(a)	38,900	881,863
Teva Pharmaceutical Industries Ltd.(b)	22,710	1,139,361

		3,299,584

INDUSTRIALS (17.38%)
Aerospace & Defense (2.70%)
Aerovironment, Inc.(a)	27,200	951,184
HEICO Corp.	14,499	906,478
Precision Castparts Corp.	8,200	1,206,876
TransDigm Group, Inc.(a)	10,570	886,083

		3,950,621

Air Freight & Logistics (3.50%)
C.H. Robinson Worldwide, Inc.(a)	40,200	2,980,026

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Expeditors International of Washington, Inc.	42,500	$2,130,950

		5,110,976

Commercial Services & Supplies (2.20%)
American Reprographics Co.(a)	66,379	687,023
Ritchie Bros. Auctioneers, Inc.	13,305	374,536
Stericycle, Inc.(a)	13,035	1,155,813
Waste Connections, Inc.	34,717	999,502

		3,216,874

Electrical Equipment (2.39%)
II-VI, Inc.(a)	14,974	744,957
Rockwell Automation, Inc.(a)	29,100	2,754,315

		3,499,272

Machinery (0.81%)
Graco, Inc.	20,394	927,723
Watts Water Technologies, Inc., Class A	6,528	249,304

		1,177,027

Professional Services (4.85%)
Huron Consulting Group, Inc.(a)	29,942	829,094
ICF International, Inc.(a)	18,196	373,746
IHS, Inc., Class A(a)	25,713	2,282,029
Resources Connection, Inc.	99,400	1,927,366
Robert Half International, Inc.	32,700	1,000,620
Stantec, Inc.(a)	22,249	667,692

		7,080,547

Road & Rail (0.93%)
Knight Transportation, Inc.	24,846	478,286
Landstar System, Inc.	19,133	873,995

		1,352,281

INFORMATION TECHNOLOGY (25.94%)
Communications Equipment (3.59%)
Aruba Networks, Inc.(a)	31,300	1,059,192
F5 Networks, Inc.(a)	3,800	389,766
InterDigital, Inc.	5,587	266,556
Polycom, Inc.(a)	18,968	983,491
QUALCOMM, Inc.	46,365	2,542,193

		5,241,198

Computers & Peripherals (2.04%)
Apple, Inc.(a)	8,560	2,982,732

Electronic Equipment & Instruments (1.48%)
FARO Technologies, Inc.(a)	19,267	770,680
FLIR Systems, Inc.	18,857	652,641

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electronic Equipment & Instruments (continued)
National Instruments Corp.	22,455	$735,850

		2,159,171

Internet Software & Services (5.11%)
Baidu, Inc.(a)(b)	16,200	2,232,522
comScore, Inc.(a)	12,327	363,770
Cornerstone OnDemand, Inc.(a)	2,091	38,119
Google, Inc., Class A(a)	3,575	2,095,701
Monster Worldwide, Inc.(a)	55,194	877,584
Qihoo 360 Technology Co. Ltd.(a)(b)	1,100	32,549
VistaPrint Ltd.(a)	15,832	821,681
Youku.com, Inc.(a)(b)	21,164	1,005,501

		7,467,427

IT Services (4.09%)
Alliance Data Systems Corp.(a)	10,100	867,489
Cognizant Technology Solutions Corp., Class A(a)	20,100	1,636,140
FleetCor Technologies, Inc.(a)	9,327	304,620
ServiceSource International, Inc.(a)	1,000	12,180
VeriFone Systems, Inc.(a)	40,376	2,218,661
Visa, Inc., Class A	12,715	936,078

		5,975,168

Semiconductors & Semiconductor Equipment (2.75%)
ARM Holdings PLC(b)	72,750	2,049,368
Cavium Networks, Inc.(a)	21,588	969,949
Hittite Microwave Corp.(a)	15,642	997,490

		4,016,807

Software (6.88%)
ANSYS, Inc.(a)	23,330	1,264,253
Concur Technologies, Inc.(a)	12,781	708,707
QLIK Technologies, Inc.(a)	38,077	990,002
RealPage, Inc.(a)	24,727	685,680
Salesforce.com, Inc.(a)	22,000	2,938,760
Solera Holdings, Inc.	23,363	1,193,849
SuccessFactors, Inc.(a)	22,800	891,252
VMware, Inc., Class A(a)	16,860	1,374,764

		10,047,267

MATERIALS (2.05%)
Chemicals (1.61%)
CF Industries Holdings, Inc.	6,200	848,098
Praxair, Inc.(a)	14,800	1,503,680

		2,351,778

Metals & Mining (0.44%)
Silver Wheaton Corp.	14,700	637,392

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES (1.23%)
Wireless Telecommunication Services (1.23%)
American Tower Corp., Class A(a)	34,600	$1,792,972

UTILITIES (0.67%)
Electric Utilities (0.67%)
ITC Holdings Corp.(a)	13,953	975,315

TOTAL COMMON STOCKS
(COST OF $107,192,024)		143,006,279

	PAR VALUE
SHORT TERM INVESTMENT (2.27%)
REPURCHASE AGREEMENT (2.27%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/11, due 04/01/11 at 0.01%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $3,383,019 (Repurchase proceeds of $3,309,001)	$3,309,000	3,309,000

TOTAL SHORT TERM INVESTMENT
(COST OF $3,309,000)		3,309,000

TOTAL INVESTMENTS (100.18%)
(COST OF $110,501,024)(c)		146,315,279
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.18%)		(258,445)

NET ASSETS (100.00%)		$146,056,834

NET ASSET VALUE PER SHARE
(30,080,350 SHARES OUTSTANDING)		$4.86

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $110,840,294.

Gross unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$38,863,758
Gross unrealized depreciation	(3,388,773)

Net unrealized appreciation	$35,474,985

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Notes to Schedule of Investments

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Liberty All-Star® Growth Fund’s (the “Fund”) Board of Directors (the “Board”).

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$143,006,279	$–	$–	$143,006,279
Short Term Investment	–	3,309,000	–	3,309,000
Total	$143,006,279	$3,309,000	$–	$146,315,279

*See Schedule of Investments for industry classifications

For the three months ended March 31, 2011, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily-defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 26, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 26, 2011